Business Combinations and Disposals - Income Statement Information (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of detailed information about business combination [line items]
Loss before income taxes of discontinued operations	$ 5,305		$ 89,648	$ 49,138	$ 51,956
Valora
Disclosure of detailed information about business combination [line items]
Total revenues				10,064
Loss before income taxes of discontinued operations				229
Net loss				(72)
Sigma Supply
Disclosure of detailed information about business combination [line items]
Total revenues				5,718
Loss before income taxes of discontinued operations				463
Net loss				463
Net Pay S.A.P.I de C.V.
Disclosure of detailed information about business combination [line items]
Total revenues			1,527
Loss before income taxes of discontinued operations			2
Net loss			$ (11)
OK Market
Disclosure of detailed information about business combination [line items]
Total revenues				2,635
Loss before income taxes of discontinued operations				314
Net loss				204
Atra, Hughes, Sunbelt, H.T. Berry, and Other Smaller Acquistions
Disclosure of detailed information about business combination [line items]
Total revenues				2,148
Loss before income taxes of discontinued operations				115
Net loss				$ 115
Daycon, PJP, Next-Gen, Johnston Paper, And Other Smaller Acquisitons
Disclosure of detailed information about business combination [line items]
Total revenues					2,187
Loss before income taxes of discontinued operations					46
Net loss					$ 46

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3